Acquisitions and Equity Method Investment - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill		$ 13,676,520	$ 9,318,027	$ 9,574,117
Net cash paid		$ 4,095,630	$ 69,771	$ 1,409,835
RCA
Business Combination [Line Items]
Cash	$ 4,042,007
Total estimated contingent consideration	1,087,450
Settlement of a net receivable resulting from a pre-existing commercial relationship	545,738
Estimated fair value of total consideration	5,675,195
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	143,312
Accounts receivable	450,744
Inventories	110,564
Prepaid expenses and other	12,866
Property and equipment	173,098
Goodwill	4,774,338
Other intangible assets	178,000
Deferred income taxes	46,380
Other assets	182,307
Total assets acquired	6,071,609
Accounts payable	72,385
Accrued expenses and other	163,272
Accrued income taxes	4,258
Other liabilities	156,164
Total liabilities assumed	396,079
Net assets acquired	5,675,530
Total estimated contingent consideration	(1,087,450)
Settlement of a net receivable resulting from a pre-existing commercial relationship	(545,738)
Noncontrolling interest	(335)
Cash acquired	(143,312)
Net cash paid	$ 3,898,695